Exhibit 99.10

Monthly Investor Report: Verizon Master Trust - VZMT 2025-3

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

December 2025	01/20/2026	10	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	3/22/27	03/20/2030	$706,008,000.00		4.51%			4.51%
Class A-1b	3/22/27	03/20/2030	$185,000,000.00	29	SOFR +0.55%	01/12/2026	3.70834%	4.26%
Class B	3/22/27	03/20/2030	$68,120,000.00		4.77%			4.77%
Class C	3/22/27	03/20/2030	$40,872,000.00		4.90%			4.90%

Total			$1,000,000,000.00

Series 2025-3 Allocation % x Group One Available Funds	$71,853,890.58
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$71,853,890.58

Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$72.74	$72.74	$0.00	$0.00	$71,853,817.84
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$71,853,817.84
Asset Representations Reviewer Fee	$40.51	$40.51	$0.00	$0.00	$71,853,777.33
Supplemental ARR Fee	$162.03	$162.03	$0.00	$0.00	$71,853,615.30
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$71,852,365.30
Servicing Fee	$770,718.57	$770,718.57	$0.00	$0.00	$71,081,646.73
Class A-1a Note Interest	$2,653,413.40	$2,653,413.40	$0.00	$0.00	$68,428,233.33
Class A-1b Note Interest	$634,610.95	$634,610.95	$0.00	$0.00	$67,793,622.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,793,622.38
Class B Note Interest	$270,777.00	$270,777.00	$0.00	$0.00	$67,522,845.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,522,845.38
Class C Note Interest	$166,894.00	$166,894.00	$0.00	$0.00	$67,355,951.38
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,355,951.38
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$67,355,951.38
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,355,951.38
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$67,355,951.38
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$67,355,951.38
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$67,355,951.38
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$67,355,951.38
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$67,355,951.38
Class R Interest	$67,355,951.38	$67,355,951.38	$0.00	$0.00	$0.00

Total	$71,853,890.58	$71,853,890.58	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,653,413.40	$0.00	$0.00	$2,653,413.40
Class A-1b	$0.00	$0.00	$634,610.95	$0.00	$0.00	$634,610.95
Class B	$0.00	$0.00	$270,777.00	$0.00	$0.00	$270,777.00
Class C	$0.00	$0.00	$166,894.00	$0.00	$0.00	$166,894.00

Total	$0.00	$0.00	$3,725,695.35	$0.00	$0.00	$3,725,695.35

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$706,008,000.00	1.00	$706,008,000.00	1.00
Class A-1b	$1,000.00	$3.43	$0.00	$3.43	$185,000,000.00	1.00	$185,000,000.00	1.00
Class B	$1,000.00	$3.98	$0.00	$3.98	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.08	$0.00	$4.08	$40,872,000.00	1.00	$40,872,000.00	1.00

Total	$1,000.00	$3.73	$0.00	$3.73	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$500,000,000.00		500,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.